Cover	9 Months Ended
Sep. 30, 2021
Entity Addresses [Line Items]
Document Type	S-4
Amendment Flag	false
Entity Registrant Name	FoxWayne Enterprises Acquisition Corp.
Entity Central Index Key	0001829999
Entity Primary SIC Number	6770
Entity Tax Identification Number	85-3093926
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 Rockefeller Plaza
Entity Address, Address Line Two	Suite 1039
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
City Area Code	(917)
Local Phone Number	284-8938
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1 Rockefeller Plaza
Entity Address, Address Line Two	Suite 1039
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10020
City Area Code	(917)
Local Phone Number	284-8938